Consolidated Statements of Shareholders' Equity - USD ($)	Ordinary Shares	Treasury Stock	Additional paid in Capital	Accumulated Deficit	ADS	Total
Balance at beginning of year at Dec. 31, 2018			$ 100	$ (2,951,632)		$ (2,951,532)
Balance at beginning of year (in shares) at Dec. 31, 2018	1,201,460,800				240,292
Net loss				(1,560,401)		(1,560,401)
Balance at end of year at Dec. 31, 2019			100	(4,512,033)		(4,511,933)
Balance at ending of year (in shares) at Dec. 31, 2019	1,201,460,800				240,292
Net loss				(2,095,364)		(2,095,364)
Balance at end of year at Dec. 31, 2020			100	(6,607,397)		$ (6,607,297)
Balance at ending of year (in shares) at Dec. 31, 2020	1,201,460,800				240,292	1,201,460,800
Net loss				(3,903,871)		$ (3,903,871)
Balance at end of year at Mar. 31, 2021			100	(10,511,268)		(10,511,168)
Balance at ending of year (in shares) at Mar. 31, 2021	1,201,460,800				240,292
Balance at beginning of year at Dec. 31, 2020			100	(6,607,397)		$ (6,607,297)
Balance at beginning of year (in shares) at Dec. 31, 2020	1,201,460,800				240,292	1,201,460,800
Net loss						$ (9,645,550)
Balance at end of year at Sep. 30, 2021			100	(16,252,947)		(16,252,847)
Balance at ending of year (in shares) at Sep. 30, 2021	1,201,460,800				240,292
Balance at beginning of year at Dec. 31, 2020			100	(6,607,397)		$ (6,607,297)
Balance at beginning of year (in shares) at Dec. 31, 2020	1,201,460,800				240,292	1,201,460,800
Net loss				(21,462,588)		$ (21,462,588)
Issuance of ADS and Pre-Funded Warrants, net			17,000,000			17,000,000
Issuance of ADS and Pre-Funded Warrants, net (in shares)	1,710,500,800				342,100
Conversion of "2020 Notes" into ordinary shares			1,213,313			1,213,313
Conversion of "2020 Notes" into ordinary shares (in shares)	25,913,600				5,183
Costs associated with sale of equity securities			(1,897,126)			(1,897,126)
Merger recapitalization of Cellect		$ (2,932,000)	2,932,000
Merger recapitalization of Cellect (in shares)	416,775,599				83,355
Reclassification of warrant liability upon issuance of Exchange warrant			12,410,730			12,410,730
Balance at end of year at Dec. 31, 2021		(2,932,000)	31,659,017	(28,069,985)		$ 657,032
Balance at ending of year (in shares) at Dec. 31, 2021	3,354,650,799				670,930	3,354,650,799
Balance at beginning of year at Mar. 31, 2021			100	(10,511,268)		$ (10,511,168)
Balance at beginning of year (in shares) at Mar. 31, 2021	1,201,460,800				240,292
Net loss				(4,337,543)		(4,337,543)
Balance at end of year at Jun. 30, 2021			100	(14,848,811)		(14,848,711)
Balance at ending of year (in shares) at Jun. 30, 2021	1,201,460,800				240,292
Net loss				(1,404,136)		(1,404,136)
Balance at end of year at Sep. 30, 2021			100	(16,252,947)		(16,252,847)
Balance at ending of year (in shares) at Sep. 30, 2021	1,201,460,800				240,292
Balance at beginning of year at Dec. 31, 2021		(2,932,000)	31,659,017	(28,069,985)		$ 657,032
Balance at beginning of year (in shares) at Dec. 31, 2021	3,354,650,799				670,930	3,354,650,799
Net loss				(1,682,802)		$ (1,682,802)
Cashless exercise of warrants (in shares)	3,200				1
Reclassification of warrant liability upon issuance of Exchange warrant			296,362			296,362
Balance at end of year at Mar. 31, 2022		(2,932,000)	31,955,379	(29,752,787)		(729,408)
Balance at ending of year (in shares) at Mar. 31, 2022	3,354,653,999				670,931
Balance at beginning of year at Dec. 31, 2021		(2,932,000)	31,659,017	(28,069,985)		$ 657,032
Balance at beginning of year (in shares) at Dec. 31, 2021	3,354,650,799				670,930	3,354,650,799
Net loss						$ (7,380,536)
Settlement of accrued expenses (In shares)						44,187
Balance at end of year at Sep. 30, 2022		(2,932,000)	47,615,475	(35,515,787)		$ 9,167,688
Balance at ending of year (in shares) at Sep. 30, 2022	24,233,024,799				4,846,605	24,233,024,799
Balance at beginning of year at Mar. 31, 2022		(2,932,000)	31,955,379	(29,752,787)		$ (729,408)
Balance at beginning of year (in shares) at Mar. 31, 2022	3,354,653,999				670,931
Net loss				(2,668,167)		(2,668,167)
Stock based compensation			229,441			229,441
Cashless exercise of warrants (in shares)	1,710,500,800				342,100
Balance at end of year at Jun. 30, 2022		(2,932,000)	32,184,820	(32,420,954)		(3,168,134)
Balance at ending of year (in shares) at Jun. 30, 2022	5,065,154,799				1,013,031
Net loss				(3,029,567)		(3,029,567)
Stock based compensation			267,283			267,283
Issuance of ADS and Pre-Funded Warrants, net			14,904,569			14,904,569
Issuance of ADS and Pre-Funded Warrants, net (in shares)	16,800,000,000				3,360,000
Cashless exercise of warrants (in shares)	2,146,935,000				429,387
Settlement of accrued expenses			193,537			193,537
Settlement of accrued expenses (In shares)	220,935,000				44,187
Deemed dividend on warrant modification			65,266	(65,266)
Balance at end of year at Sep. 30, 2022		$ (2,932,000)	$ 47,615,475	$ (35,515,787)		$ 9,167,688
Balance at ending of year (in shares) at Sep. 30, 2022	24,233,024,799				4,846,605	24,233,024,799